Term loans (Details)	12 Months Ended
Feb. 28, 2021
Disclosure Of Term Loans [Abstract]
Bears interest rate	3.00%
Description of debt	i.Maintain Financial Autonomy above 35% - given by the indicator (Total Equity / Total asset) x 100 ii.Maintain Net Debt / EBITDA < 3 – given by the indicator (Current loan + non-current loan + Financial liabilities – Cash and bank deposits) / EBITDA